Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000241425 [Member]
Shareholder Report [Line Items]
Fund Name	Bridges Capital Tactical ETF
Class Name	Bridges Capital Tactical ETF
Trading Symbol	BDGS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Bridges Capital Tactical ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025 (the “Period”). You can also find additional information at https://bridgesetf.com/. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bridgesetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund executed on its strategy of providing capital appreciation with a focus on capital preservation during periods determined by the Sub-Adviser to pose greater risk of overall market drawdowns. With a commitment to active risk management through our tactical process, the Fund was able to outperform its benchmarks, the Solactive 1-3M Month US T-Bill Index and S&P 500 Index, on both an absolute basis and a risk-adjusted basis using metrics such as Sharpe and Sortino ratios. Both of these ratios measure risk-adjusted return by dividing the absolute return by specific measures of volatility. We feel these metrics are an accurate measurement of Fund objective success. During the period, the Fund continued to hold a bearish bias, realizing capital gains tax-efficiently and holding cash or cash alternatives as a majority allocation during most of the year. There were four times during the period where the proprietary breadth analysis presented times to lower the cash alternative allocation and increase the equity exposure through tranches. Each of these times was beneficial to the Fund’s net asset value. With a bearish bias remaining, the Fund returned to the cash alternative majority allocation. There were certain times during the Period, the defensive posture resulted in the Fund underperforming the benchmark S&P 500 on an absolute basis. This defensive posture proved worthwhile in protecting much of the Period’s gains, while the benchmark S&P 500 experienced increased volatility during the latter part of the Period.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (5/10/2023 )
Bridges Capital Tactical ETF- NAV	14.99%	13.64%
Solactive 1-3 Month US T-Bill Index	5.04%	5.24%
S&P 500 Index	8.25%	19.21%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://bridgesetf.com/ for more recent performance information.

Performance Inception Date	May 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://bridgesetf.com/ for more recent performance information.
Net Assets	$ 36,056,585
Holdings Count | holding	15
Advisory Fees Paid, Amount	$ 205,087
Investment Company, Portfolio Turnover	209.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Ultrashort Bond ETF	75.5%
Information Technology	8.8%
Communication Services	5.6%
Consumer Staples	3.9%
Consumer Discretionary	3.8%
Energy	2.0%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Alpha Architect 1-3 Month Box ETF	75.5%
PepsiCo, Inc.	2.0%
Chevron Corp.	2.0%
Microsoft Corp.	1.9%
Netflix, Inc.	1.9%
Amazon.com, Inc.	1.9%
Apple, Inc.	1.9%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.9%
Costco Wholesale Corp.	1.9%